Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets [text block]

	Licences	IP & Data rights	Total
At cost
As of January 1, 2016	1,482,520	—	1,482,520
As of December 31, 2016	1,482,520	—	1,482,520
As of December 31, 2017	1,482,520	146,580	1,629,100

Accumulated amortization and impairment losses
As of December 31, 2016	—	—	—
As of December 31, 2017	—	—	—

Net book value
As of December 31, 2016	1,482,520	—	1,482,520
As of December 31, 2017	1,482,520	146,580	1,629,100